Portfolio of Investments – as of March 31, 2025 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Banks — 4.1%
2,193	JPMorgan Chase & Co.	$537,943
	Beverages — 1.0%
101	Coca-Cola Consolidated, Inc.	136,350
	Biotechnology — 2.3%
978	United Therapeutics Corp.(a)	301,488
	Broadline Retail — 6.2%
4,322	Amazon.com, Inc.(a)	822,304
	Capital Markets — 5.2%
3,976	Intercontinental Exchange, Inc.	685,860
	Chemicals — 2.0%
754	Sherwin-Williams Co.	263,289
	Communications Equipment — 2.8%
855	Motorola Solutions, Inc.	374,327
	Entertainment — 3.6%
4,734	Walt Disney Co.	467,246
	Financial Services — 5.1%
1,271	Berkshire Hathaway, Inc., Class B(a)	676,909
	Food Products — 4.4%
8,502	Mondelez International, Inc., Class A	576,861
	Ground Transportation — 2.7%
1,004	Saia, Inc.(a)	350,828
	Health Care Equipment & Supplies — 4.3%
2,447	Becton Dickinson & Co.	560,510
	Household Durables — 2.7%
1,160	TopBuild Corp.(a)	353,742
	Interactive Media & Services — 9.3%
3,853	Alphabet, Inc., Class A	595,828
1,088	Meta Platforms, Inc., Class A	627,080
		1,222,908
	Machinery — 2.0%
2,235	Xylem, Inc.	266,993
	Mortgage Real Estate Investment Trusts (REITs) — 2.0%
26,861	AGNC Investment Corp.	257,328
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 5.9%
4,178	Expand Energy Corp.	$465,095
2,647	Exxon Mobil Corp.	314,808
		779,903
	Pharmaceuticals — 4.5%
3,604	Zoetis, Inc.	593,399
	Semiconductors & Semiconductor Equipment — 12.7%
722	Monolithic Power Systems, Inc.	418,745
5,950	NVIDIA Corp.	644,861
3,705	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	615,030
		1,678,636
	Software — 9.2%
2,276	Microsoft Corp.	854,388
457	ServiceNow, Inc.(a)	363,836
		1,218,224
	Specialty Retail — 4.8%
440	O'Reilly Automotive, Inc.(a)	630,335
	Total Common Stocks (Identified Cost $11,745,444)	12,755,383

Principal Amount
Short-Term Investments — 4.4%
$575,328	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $575,368 on 4/01/2025 collateralized by $583,600 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $587,034 including accrued interest (Identified Cost $575,328)	575,328
	Total Investments — 101.2% (Identified Cost $12,320,772)	13,330,711
	Other assets less liabilities — (1.2)%	(153,535)
	Net Assets — 100.0%	$13,177,176

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,755,383	$ —	$ —	$12,755,383
Short-Term Investments	—	575,328	—	575,328
Total Investments	$12,755,383	$575,328	$—	$13,330,711

Industry Summary at March 31, 2025 (Unaudited)
Semiconductors & Semiconductor Equipment	12.7%
Interactive Media & Services	9.3
Software	9.2
Broadline Retail	6.2
Oil, Gas & Consumable Fuels	5.9
Capital Markets	5.2
Financial Services	5.1
Specialty Retail	4.8
Pharmaceuticals	4.5
Food Products	4.4
Health Care Equipment & Supplies	4.3
Banks	4.1
Entertainment	3.6
Communications Equipment	2.8
Household Durables	2.7
Ground Transportation	2.7
Biotechnology	2.3
Machinery	2.0
Chemicals	2.0
Mortgage Real Estate Investment Trusts (REITs)	2.0
Beverages	1.0
Short-Term Investments	4.4
Total Investments	101.2
Other assets less liabilities	(1.2)
Net Assets	100.0%